Investments Held in Trust Account (Details) - Schedule of assets that are measured at fair value	Dec. 31, 2021 USD ($)
Level 1 [Member]
Investments Held in Trust Account (Details) - Schedule of assets that are measured at fair value [Line Items]
Trust Account – U.S. Treasury Securities Money Market Fund	$ 44,891,829